CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue	$ 1,707,286,000	$ 1,818,180,000	$ 1,921,311,000
Other operating income	4,539,000	19,377,000	16,437,000
Other gains	10,477,000	180,000	372,000
Operating expenses:
Supplies	66,427,000	70,816,000	74,899,000
Employee benefits expenses	1,301,031,000	1,365,181,000	1,429,076,000
Depreciation	83,556,000	36,566,000	49,226,000
Amortisation	57,226,000	58,679,000	55,195,000
Changes in trade provisions	(3,730,000)	(1,032,000)	(627,000)
Other operating expenses	166,778,000	215,958,000	236,648,000
Impairment charges	30,909,000	0	0
OPERATING PROFIT	12,645,000	89,505,000	92,449,000
Finance income	20,045,000	18,843,000	7,858,000
Finance costs	68,085,000	45,612,000	78,145,000
Change in fair value of financial instruments	0	0	230,000
Net foreign exchange loss	(9,080,000)	(28,836,000)	(23,427,000)
(LOSS)/PROFIT BEFORE TAX	(44,475,000)	33,900,000	(1,035,000)
Income tax expense	36,218,000	13,414,000	12,533,000
(LOSS)/PROFIT FROM CONTINUING OPERATIONS	(80,693,000)	20,486,000	(13,568,000)
LOSS FROM DISCONTINUED OPERATIONS (**)	0	0	0
(LOSS)/PROFIT FOR THE YEAR	(80,693,000)	20,486,000	(13,568,000)
(LOSS)/PROFIT ATTRIBUTABLE TO:
OWNERS OF THE PARENT	(81,306,000)	18,540,000	(16,790,000)
NON-CONTROLLING INTEREST	613,000	1,946,000	3,222,000
(LOSS)/PROFIT FOR THE YEAR	(80,693,000)	20,486,000	(13,568,000)
Net finance expense	$ (57,120,000)	$ (55,605,000)	$ (93,484,000)
EARNINGS PER SHARE:
Basic (loss)/earnings per share from continuing operations (in U.S. dollars)	$ (1.12)	$ 0.25	$ (0.23)
Basic loss per share from discontinued operations (in U.S. dollars)	0	0	0
Diluted (loss)/earnings per share from continuing operations (in U.S. dollars)	(1.12)	0.25	(0.23)
Diluted loss per share from discontinued operations (in U.S. dollars)	$ 0	$ 0	$ 0